Operating costs and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating Costs And Expenses
Schedule of operating cost and expenses

	2022				2021
	Cost of services rendered and goods sold	Selling expenses	General and administrative expenses	Total	Cost of services rendered and goods sold	Selling expenses	General and administrative expenses	Total

	(10,655,981)	(5,596,211)	(1,808,735)	(18,060,927)	(8,443,023)	(4,621,788)	(1,723,384)	(14,788,195)

Personnel	(50,271)	(786,725)	(441,503)	(1,278,499)	(62,214)	(676,479)	(387,735)	(1,126,428)
Third party services	(634,498)	(2,248,966)	(828,007)	(3,711,471)	(560,039)	(1,763,360)	(668,641)	(2,992,040)
Interconnection and means of connection	(2,511,779)	-	-	(2,511,779)	(1,840,139)	-	-	(1,840,139)
Depreciation and amortization	(6,074,238)	(292,644)	(460,292)	(6,827,174)	(4,847,995)	(265,565)	(578,136)	(5,691,696)
Taxes, fees and contributions	(36,972)	(907,895)	(22,856)	(967,723)	(34,732)	(777,819)	(29,388)	(841,939)
Rentals and insurance	(471,998)	(133,150)	(18,032)	(623,180)	(362,171)	(109,781)	(20,082)	(492,034)
Cost of goods sold	(870,978)	-	-	(870,978)	(731,007)	-	-	(731,007)
Publicity and advertising	-	(565,272)	-	(565,272)	-	(459,811)	-	(459,811)
Expected credit losses of trade accounts receivable	-	(626,218)	-	(626,218)	-	(544,642)	-	(544,642)
Other	(5,247)	(35,341)	(38,045)	(78,633)	(4,726)	(24,331)	(39,402)	(68,459)

	2020
	Cost of services rendered and goods sold	Selling expenses	General and administrative expenses	Total

	(7,996,615)	(4,443,027)	(1,673,290)	(14,112,932)

Personnel	(58,024)	(632,231)	(321,967)	(1,012,222)
Third party services	(587,835)	(1,743,644)	(538,584)	(2,870,063)
Interconnection and means of connection	(1,672,655)	-	-	(1,672,655)
Depreciation and amortization	(4,569,064)	(247,666)	(710,282)	(5,527,012)
Taxes, fees and contributions	(28,675)	(761,152)	(23,809)	(813,636)
Rentals and insurance	(316,650)	(107,550)	(15,753)	(439,953)
Cost of goods sold	(756,060)	-	-	(756,060)
Publicity and advertising	-	(377,184)	-	(377,184)
Expected credit losses of trade accounts receivable	-	(552,817)	-	(552,817)
Other	(7,652)	(20,783)	(62,895)	(91,330)